UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 12/31/2001

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Union National Bank & Trust Company of Souderton
Address: P.O. Box 64197, Trust Department

         Souderton, PA  18964

13F File Number:  28-03779

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Darren G. Johnson
Title:     Trust Officer
Phone:     (215) 721-2549

Signature, Place, and Date of Signing:

     /s/  Darren G. Johnson     Souderton, PA     February 08, 2002


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE THE SECURITIES EXCHANGE
ACT OF 1934.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     69

Form13F Information Table Value Total:     $167,289 thousands


List of Other Included Managers:

List of Other Managers Reporting for this Manager:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                              TITLE
                              OF                          VALUE SHARES/ SH/PUT/INVSTMTOTHER             VOTING AUTHORITY
NAME OF ISSUER                CLASS           CUSIP    (x$1000) PRN AMT PRNCALLDSCRETNMANAGERS        SOLE  SHARED    NONE
------------------------------------------------------------------------------------------------------------------------------------
A T & T Corp                  COM             001957109    1299   71604 SH     OTHER                 29540   42064       0
Abbott Laboratories           COM             002824100     262    4700 SH     OTHER                  3900     800       0
American Home Products        COM             026609107     528    8600 SH     OTHER                  4940    3660       0
American Intl Group Inc       COM             026874107   10656  134201 SH     OTHER                 53804   80397       0
Amgen                         COM             031162100     502    8900 SH     OTHER                  5100    3800       0
AOL Time Warner Inc           COM             00184A105     990   30850 SH     OTHER                 15435   15415       0
Automatic Data Processing Inc COM             053015103     383    6500 SH     OTHER                  3700    2800       0
Bank of America Corp          COM             060505104     266    4225 SH     SOLE                   4225       0       0
Bellsouth Corp                COM             079860102     819   21458 SH     OTHER                 11002   10456       0
BP Amoco PLC                  SPONSORED ADR   055622104     573   12325 SH     OTHER                  8121    4204       0
Bristol Meyers Squibb Co      COM             110122108    3996   78350 SH     OTHER                 30100   48250       0
Cardinal Health Inc           COM             14149Y108    1164   18000 SH     OTHER                  7480   10520       0
ChevronTexaco Corp            COM             166764100    4480   49992 SH     OTHER                 14046   35946       0
Cisco Systems Inc             COM             17275R102    2209  122000 SH     OTHER                 79600   42400       0
Citigroup Inc                 COM             172967101    3433   68004 SH     OTHER                 39899   28105       0
Coca Cola Co                  COM             191216100    1446   30660 SH     OTHER                 11890   18770       0
Colgate Palmolive Co          COM             194162103    3618   62650 SH     OTHER                 37850   24800       0
Corning Inc                   COM             219350105     170   19095 SH     OTHER                  9505    9590       0
Du Pont EI de Nemours         COM             263534109    2359   55500 SH     OTHER                 22650   32850       0
Duke Energy Corp              COM             264399106     675   17200 SH     OTHER                  5180   12020       0
EMC Corporation               COM             268648102     275   20450 SH     OTHER                 14470    5980       0
Exelon Corp                   COM             30161N101    1394   29105 SH     OTHER                 26623    2482       0
Exxon Mobil Corp Com          COM             30231G102    9435  240084 SH     OTHER                132168  107916       0
Federal National Mortgage     COM             313586109    3458   43500 SH     OTHER                 17940   25560       0
General Electric Co           COM             369604103   16110  401946 SH     OTHER                191296  210650       0
General Motors Corp           COM             370442105     207    4250 SH     OTHER                  2840    1410       0
Glaxo Smithkline PLC          SPONSORED ADR   37733W105     344    6909 SH     OTHER                  6909       0       0
Harleysville National CorporationCOM             412850109    5944  252398 SH     OTHER                 63396  189002       0
Harleysville Savings FinancialCOM             412865107     664   37580 SH     OTHER                 13029   24551       0
Home Depot Inc                COM             437076102    1066   20900 SH     OTHER                 12300    8600       0
Intel Corp                    COM             458140100    5159  164050 SH     OTHER                 85930   78120       0
Intl Business Machines        COM             459200101    6317   52225 SH     OTHER                 22965   29260       0
J P Morgan Chase & Co Com     COM             46625H100     371   10207 SH     OTHER                  3878    6329       0
Johnson & Johnson             COM             478160104   10358  175258 SH     OTHER                 70198  105060       0
Lucent Technologies Inc       COM             549463107     746  118358 SH     OTHER                 44258   74100       0
Manulife Financial CorporationCOM             56501R106     252    9669 SH     SOLE                    990    8679       0
McGraw-Hill Companies         COM             580645109    2386   39120 SH     OTHER                 16120   23000       0
Medtronic Inc                 COM             585055106     225    4400 SH     SOLE                   1990    2410       0
Mellon Financial Corp         COM             58551A108     393   10438 SH     OTHER                  5418    5020       0
Merck & Co Inc                COM             589331107    7802  132685 SH     OTHER                 70481   62204       0
Microsoft Corporation         COM             594918104    8930  134785 SH     OTHER                 51455   83330       0
Morgan Stanley Dean Witter    COM             617446448    5958  106500 SH     OTHER                 50000   56500       0
National Penn Bancshares      COM             637138108     365   16604 SH     OTHER                   933   15671       0
Nokia Corp Ads                COM             654902204    1724   70300 SH     OTHER                 33200   37100       0
Paychex Inc                   COM             704326107     268    7700 SH     OTHER                  3550    4150       0
Pepsico Inc                   COM             713448108    1150   23620 SH     OTHER                  8400   15220       0
Pfizer Inc                    COM             717081103    1027   25760 SH     OTHER                 17691    8069       0
PNC Bank Corp                 COM             693475105    1133   20167 SH     OTHER                 11994    8173       0
PPG Industries Inc            COM             693506107     347    6704 SH     OTHER                  6704       0       0
PPL Corporation               COM             69351T106    3813  109409 SH     OTHER                 76774   32635       0
Procter & Gamble Co           COM             742718109    5003   63222 SH     OTHER                 22812   40410       0
Progress Financial Corp       COM             743266108     545   72600 SH     SOLE                  72600       0       0
Public Service Enterprise Grp COM             744573106    1194   28306 SH     OTHER                 27056    1250       0
Royal Bancshares of PA        COM             780081105     211   10475 SH     SOLE                  10475       0       0
Royal Dutch Petroleum NY      NY REG GLD1.25  780257804     297    6050 SH     OTHER                  4050    2000       0
SBC Communications            COM             78387G103    2751   70242 SH     OTHER                 27598   42644       0
Schlumberger Ltd              COM             806857108     711   12940 SH     OTHER                  3790    9150       0
Sun Microsystems Inc          COM             866810104     424   34436 SH     OTHER                 24272   10164       0
Target Corp                   COM             87612E106    1917   46691 SH     OTHER                 22945   23746       0
TCPI Inc                      COM             87233W105       0   20000 SH     SOLE                  20000       0       0
UnitedHealth Group Inc        COM             91324P102     262    3700 SH     SOLE                   1400    2300       0
Verizon Communications        COM             92343V104    3430   72282 SH     OTHER                 33019   39263       0
Viacom Inc                    CL A            925524100     221    5000 SH     OTHER                  3800    1200       0
Wachovia Corp 2nd New         COM             929903102    6582  209900 SH     OTHER                 52596  157304       0
Wal-Mart Stores Inc           COM             931142103    3774   65581 SH     OTHER                 33681   31900       0
Walgreen Co                   COM             931422109     905   26880 SH     OTHER                 12930   13950       0
Walt Disney Company           COM             254687106    1158   55875 SH     OTHER                 19325   36550       0
Wells Fargo & Co New          COM             949746101     215    4950 SH     OTHER                  2810    2140       0
Worldcom Group                COM             98157D106     240   17031 SH     OTHER                 10357    6674       0